Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 1,342	$ 1,290	$ 1,263	$ 1,302	$ 1,196	$ 1,206	$ 1,152	$ 1,205	$ 1,140	$ 2,615	$ 2,498	$ 5,051	$ 4,702	$ 4,270
Operating profit (loss)	582	(1,148)	366	476	420	271	395	423	269	1,083	896	113	1,358	1,170
Net (loss) income from continuing operations	381	(984)	215	310	268	182	258	266	168	711	578	(191)	874	701
Income (loss) from discontinued operations		163	2	6	7	6	(13)	11	587	0	12	178	592	(209)
Net income (loss)	381	(821)	217	316	275	188	245	277	755	711	590	(13)	1,466	492
Net income attributable to McGraw Hill Financial common shareholders:
Income (loss) from continuing operations	353	(1,009)	188	286	241	165	228	243	147	656	528	(293)	783	651
Income (loss) from discontinued operations	0	163	2	6	7	6	(13)	11	588	0	12	178	593	(214)
Net income (loss)	$ 353	$ (846)	$ 190	$ 292	$ 248	$ 171	$ 215	$ 254	$ 735	$ 656	$ 540	$ (115)	$ 1,376	$ 437
(Loss) income from continuing operations:
Basic (in dollars per share)	$ 1.29	$ (3.71)	$ 0.69	$ 1.05	$ 0.89	$ 0.61	$ 0.83	$ 0.88	$ 0.52	$ 2.40	$ 1.94	$ (1.08)	$ 2.85	$ 2.33
Diluted (in dollars per share)	1.28	(3.71)	0.68	1.04	0.87	0.60	0.82	0.87	0.52	2.38	1.91	(1.08)	2.80	2.29
Income (loss) from discontinued operations:
Basic (in dollars per share)	0.00	0.60	0.01	0.02	0.02	0.02	(0.05)	0.04	2.10	0.00	0.05	0.66	2.16	(0.77)
Diluted (in dollars per share)	0.00	0.60	0.01	0.02	0.02	0.02	(0.05)	0.04	2.07	0.00	0.05	0.66	2.12	(0.75)
Net (loss) income:
Basic (in dollars per share)	1.29	(3.11)	0.70	1.08	0.91	0.63	0.79	0.93	2.62	2.40	1.99	(0.42)	5.01	1.57
Diluted (in dollars per share)	$ 1.28	$ (3.11)	$ 0.69	$ 1.06	$ 0.89	$ 0.62	$ 0.77	$ 0.91	$ 2.59	$ 2.38	$ 1.95	$ (0.42)	$ 4.91	$ 1.53